Equity - Schedule of Ordinary Shares (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of ordinary shares authorized	500,000,000	500,000,000
Authorized par value of per share	$ 0.01	$ 0.01
Amount of ordinary shares authorized	$ 5,000,000	$ 5,000,000
Amount of share capital par value issued and fully paid	$ 63,019,962	$ 63,019,962
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	348,723,365	348,723,365
Amount of share capital surplus issued and fully paid	$ 213,098,729	$ 213,098,729
American Depositary Share
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	69,744,673	69,744,673